GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
GOODWILL
NOTE 5:-	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2013 are as follows:

Balance as of January 1, 2012	$5,842

Foreign currency translation adjustments	279

Balance as of December 31, 2012	6,121

Foreign currency translation adjustments	47

Balance as of December 31, 2013	$6,168